Note 9 - Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Land	$ 2,510	$ 2,510
Buildings	6,066	6,066
Equipment	19,659	19,350
Furniture and fixtures	734	705
Leasehold improvements	2,335	2,541
Transportation equipment	784	655
Property leased to others	4,466	4,242
Operating Lease, Right-of-Use Asset	4,156	3,699
Property, Plant and Equipment, Gross, Ending Balance	40,710	39,768
Buildings	2,228	2,088
Equipment	16,724	17,387
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	23,959	24,277
Equipment pending for inspection	515	60
Total	17,266	15,551	$ 13,714
Furniture and Fixtures [Member]
Accumulated depreciation	668	633
Leasehold Improvements [Member]
Accumulated depreciation	1,936	2,117
Transportation Equipment [Member]
Accumulated depreciation	538	565
Property Leased to Others [Member]
Accumulated depreciation	621	530
ROU Assets [Member]
Accumulated depreciation	$ 1,244	$ 957